Restricted Cash	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
RESTRICTED CASH
5.	RESTRICTED CASH
As of December 31, 2019 and 2020, the Group held restricted cash of RMB30,567 and RMB70,601 respectively in designated bank accounts for issuance of bank acceptance notes.